Document And Entity Information	Oct. 09, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 09, 2026
Entity Registrant Name	26North BDC, Inc.
Entity Central Index Key	0001950976
Entity Emerging Growth Company	true
Entity File Number	000-56594
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	93-2305832
Entity Address, Address Line One	600 Madison Avenue
Entity Address, Address Line Two	26th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	224-0626
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE